Investment Securities Available for Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investment Securities Available for Sale
2.	Investment Securities Available for Sale
Investment securities have been classified in the consolidated balance sheets according to management’s intent. The carrying amount of securities and their approximate fair values as of March 31, 2022 and December 31, 2021 are as follows:

	March 31, 2022
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
State and municipal securities	$425	$—	$1	$424
Mortgage-backed securities	753	12	4	761
U.S. Treasury bonds	101,080	2	—	101,082
Corporate bonds	23,551	477	77	23,951

	$125,809	$491	$82	$126,218

	December 31, 2021
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available-for-sale:
State and municipal securities	$1,087	$7	$—	$1,094
Mortgage-backed securities	791	20	—	811
Corporate bonds	23,556	972	1	24,527

	$25,434	$999	$1	$26,432

Mortgage-backed securities are typically issued with stated principal amounts and are backed by pools of mortgages that have loans with varying maturities. The characteristics of the underlying pool of mortgages, such as prepayment risk, are passed on to the certificate holder. Accordingly, the term of mortgage-backed securities approximates the term of the underlying mortgages and can vary significantly due to prepayments.
The amortized cost and estimated fair value of securities available for sale at March 31,2022, by contractual maturity, are shown below.

	March 31, 2022
	Securities Available for Sale
(Dollars in thousands)	Amortized Cost	Estimated Fair Value
Due in one year or less	$—	$—
Due from one year to five years	101,505	101,506
Due from five to ten years	23,551	23,951

	125,056	125,457
Mortgage-backed securities	753	761

	$125,809	$126,218

The following table summarizes securities with unrealized losses at March 31, 2022 and December 31, 2021, aggregated by major security type and length of time in a continuous unrealized loss position:

	March 31, 2022
(Dollars in thousands)	Less Than 12 Months in a Loss Position	Greater Than 12 Months in a Loss Position	Total Unrealized Loss	Estimated Fair Value
Securities available-for-sale:
State and municipal securities	$1	$—	$1	$424
Mortgage-backed securities	4	—	4	161
Corporate bonds	77	—	77	5,439

	$82	$—	$82	$6,024

	December 31, 2021
(Dollars in thousands)	Less Than 12 Months in a Loss Position	Greater Than 12 Months in a Loss Position	Total Unrealized Loss	Estimated Fair Value
Securities available-for-sale:
Corporate bonds	$—	$1	$1	$3,999

	$—	$1	$1	$3,999

There were five investments in an unrealized loss position at March 31, 2022, and two investments in an unrealized loss position at December 31, 2021. The Company does not consider any securities to be other-than-temporarily impaired. In estimating other-than-temporary impairment losses, the Company considers, among other things, (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near term prospects of the issuer, (iii) that the Company does not intend to sell these securities, and (iv) it is more likely than not that the Company will not be required to sell before a period of time sufficient to allow for any anticipated recovery in fair value. The Company has reviewed the ratings of the issuers and has not identified any issues related to the ultimate repayment of principal because of credit concerns on these securities.
There were no securities pledged as collateral as of March 31, 2022 and December 31, 2021.

2.	Investment Securities Available for Sale
Investment securities have been classified in the consolidated balance sheets according to management’s intent. The carrying amount of securities and their approximate fair values as of December 31, 2021 and 2020 are as follows:

	December 31, 2021
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
State and municipal securities	$1,087	$7	$—	$1,094
Mortgage-backed securities	791	20	—	811
Corporate bonds	23,556	972	1	24,527

	$25,434	$1,000	$1	$26,432

	December 31, 2020
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available-for-sale:
State and municipal securities	$1,881	$14	$1	$1,894
Mortgage-backed securities	1,005	23	—	1,028
Corporate bonds	22,571	321	219	22,673

	$25,457	$358	$220	$25,595

Mortgage-backed securities are typically issued with stated principal amounts and are backed by pools of mortgages that have loans with varying maturities. The characteristics of the underlying pool of mortgages, such as prepayment risk, are passed on to the certificate holder. Accordingly, the term of mortgage-backed securities approximates the term of the underlying mortgages and can vary significantly due to prepayments.
The amortized cost and estimated fair value of securities available for sale at December 31, 2021, by contractual maturity, are shown below.

	December 31, 2021
	Securities Available for Sale
(Dollars in thousands)	Amortized Cost	Estimated Fair Value
Due in one year or less	$661	$662
Due from one year to five years	426	432
Due from five to ten years	23,556	24,527

	24,643	25,621
Mortgage-backed securities	791	811

	$25,434	$26,432

The following table summarizes securities with unrealized losses at December 31, 2021 and 2020, aggregated by major security type and length of time in a continuous unrealized loss position:

	December 31, 2021
(Dollars in thousands)	Less Than 12 Months in a Loss Position	Greater Than 12 Months in a Loss Position	Total Unrealized Loss	Estimated Fair Value
Securities available-for-sale:
Corporate bonds	$—	$1	$1	$3,999

	$—	$1	$1	$3,999

	December 31, 2020
(Dollars in thousands)	Less Than 12 Months in a Loss Position	Greater Than 12 Months in a Loss Position	Total Unrealized Loss	Estimated Fair Value
Securities available-for-sale:
State and municipal securities	$1	$—	$1	$503
Corporate bonds	219	—	219	12,102

	$220	$—	$220	$12,605

There were two investments in an unrealized loss position at December 31, 2021, and nine investments in an unrealized loss position at December 31, 2020. The Company does not consider any securities to be other-than-temporarily impaired. In estimating other-than-temporary impairment losses, the Company considers, among other things, (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near term prospects of the issuer, (iii) that the Company does not intend to sell these securities, and (iv) it is more likely than not that the Company will not be required to sell before a period of time sufficient to allow for any anticipated recovery in fair value. The Company has reviewed the ratings of the issuers and has not identified any issues related to the ultimate repayment of principal because of credit concerns on these securities.
There were no securities pledged as collateral as of December 31, 2021 and 2020.